BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

BlackRock Equity Dividend V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated June 7, 2021 to the Statement of Additional Information (“SAI”)

of the Funds, dated May 1, 2021, as supplemented to date

Effective June 8, 2021, the following changes are made to the Funds’ SAI:

The section entitled “Management and Advisory Arrangements — Portfolio Manager Information” is revised as follows:

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Basic Value V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Basic Value V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Joseph Wolfe	4 $3.30 Billion	8 $2.81 Billion	0 $0	0 $0	0 $0	0 $0
Tony DeSpirito	10 $26.09 Billion	8 $3.39 Billion	4 $688.6 Million	0 $0	0 $0	0 $0
David Zhao	10 $26.09 Billion	8 $3.39 Billion	4 $688.6 Million	0 $0	0 $0	0 $0

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Equity Dividend V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Equity Dividend V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tony DeSpirito	10 $26.06 Billion	8 $3.39 Billion	4 $688.6 Million	0 $0	0 $0	0 $0
David Zhao	10 $26.06 Billion	8 $3.39 Billion	4 $688.6 Million	0 $0	0 $0	0 $0

The sixth paragraph of such section is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Messrs. Kemp, Ruvinsky, DeSpirito, Bristow, Williams, Wolfe, Savi, Cooke, Mathieson and Zhao

Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Joseph Wolfe	BlackRock Basic Value V.I. Fund	50% SNP500NR2/50% SP5100OW Index;
FTSE United States in GBP;
MSCI All Country (AC) Americas Index;
Russell 1000 Index (GBP);
Russell 1000 Index (Gross Total Return);
Russell 1000 Value Index (Total Return);
Russell 1000 Value Index TR in GBP;
Russell 1000 Value TR Customized Index Performance Benchmark JPY;
Russell 1000, expressed in EUR;
Russell MidCap Value Index;
S&P 500 Net Dividends Reinvested Index (Net USD);
S&P United States MidSmallCap Index;
S&P US MidSmallCap Index (GBP)
Lawrence Kemp Phil Ruvinsky	BlackRock Capital Appreciation V.I. Fund BlackRock Large Cap Growth V.I. Fund	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell MidCap Growth Index; S&P 500 Index
Tony DeSpirito David Zhao	BlackRock Equity Dividend V.I. Fund BlackRock Basic Value V.I. Fund	50% SNP500NR2/50% SP5100OW Index;
FTSE United States in GBP;
MSCI All Country (AC) Americas Index;
Russell 1000 Index (GBP);
Russell 1000 Index (Gross Total Return);
Russell 1000 Value Index (Total Return);
Russell 1000 Value Index TR in GBP;
Russell 1000 Value TR Customized Index Performance Benchmark JPY;
Russell 1000, expressed in EUR;
Russell MidCap Value Index;
S&P 500 Net Dividends Reinvested Index (Net USD);
S&P United States MidSmallCap Index;
S&P US MidSmallCap Index (GBP)

Portfolio Manager	Funds Managed	Applicable Benchmarks
James Bristow, CFA Gareth Williams, CFA	BlackRock International V.I. Fund	70% MSACWLDNET / 30% LIBOR_3MO Index;
MSCI ACWI HIGH DIVIDEND YIELD - NET USD;
MSCI All Country World Index (Net Total Return);
MSCI All Country World Net TR Index - in GBP;
MSCI World Ex Japan Gross TR Index - in JPY;
MSCI ACWI Financials Index;
MSCI All Country World ex US - Net Return
Raffaele Savi Travis Cooke, CFA Richard Mathieson	BlackRock Advantage Large Cap Core V.I. Fund BlackRock Advantage Large Cap Value V.I. Fund BlackRock Advantage SMID Cap V.I. Fund	No benchmarks.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Shareholders should retain this Supplement for future reference.

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